LOAN RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
LOAN RECEIVABLES
Loan receivables, current portion		¥ 22,410		$ 58,494	¥ 380,580
Loan receivables, non-current portion		7,269		$ 6,506	42,330
Franchisees
LOAN RECEIVABLES
Loan receivables, current portion		14,649			29,754
Loan receivables, non-current portion		7,269			31,534
Other entities
LOAN RECEIVABLES
Loan receivables, current portion		7,761			350,826
Loan receivables, non-current portion					¥ 10,796
Loans receivables | Franchisees
LOAN RECEIVABLES
Interest income	¥ 2,608	2,383	¥ 2,110
Loans receivables | Franchisees | Minimum
LOAN RECEIVABLES
Term of loan agreement	2 years
Interest rate				8.00%	8.00%
Loans receivables | Franchisees | Maximum
LOAN RECEIVABLES
Term of loan agreement	3 years
Interest rate				8.50%	8.50%
Loans receivables | Other entities
LOAN RECEIVABLES
Interest income	¥ 8,471	¥ 1,186	¥ 2,273
Loans receivables | Other entities | Minimum
LOAN RECEIVABLES
Interest rate				6.00%	6.00%
Loans receivables | Other entities | Maximum
LOAN RECEIVABLES
Interest rate				12.00%	12.00%